Derivative Instruments (Offsetting Assets and Liabilities) (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Derivative Assets and Liabilities [Abstract]
Derivative asset, Gross Amount Presented on Balance Sheet	$ 665,000	$ 1,749,000
Derivative asset, Netting Adjustments	(507,000)	(1,332,000)
Derivative asset, Net Amount	158,000	417,000
Derivative liability, Gross Amount Presented on Balance Sheet	(4,363,000)	(1,605,000)
Derivative liability, Netting Adjustments	507,000	1,332,000
Derivative liability, Net Amount	(3,856,000)	(273,000)
Credit-Risk Related Contingent Features in Derivatives [Abstract]
Collateral posted for derivative instruments with credit-risk related contingent features	0	0	0
Predecessor [Member]
Offsetting of Derivative Assets and Liabilities [Abstract]
Derivative asset, Gross Amount Presented on Balance Sheet		1,749,000	3,437,000
Derivative asset, Netting Adjustments		(1,332,000)	(1,373,000)
Derivative asset, Net Amount		417,000	2,064,000
Derivative liability, Gross Amount Presented on Balance Sheet		(1,605,000)	(1,572,000)
Derivative liability, Netting Adjustments		1,332,000	1,373,000
Derivative liability, Net Amount		$ (273,000)	$ (199,000)